ORGANIZATION AND DESCRIPTION OF BUSINESS (Details) $ in Thousands	12 Months Ended
	Sep. 30, 2022 USD ($) subsidiary	Sep. 30, 2021 USD ($)	Aug. 31, 2006 USD ($)
Qilian HK
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership interest (in percent)	100.00%
Qilian Chengdu
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership interest (in percent)	100.00%
Gansu QLS
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Initial capital			$ 270
registered capital	$ 12,200	$ 12,200
Number of subsidiaries | subsidiary	7
Amount of pledged equity interest (in percent)	99.214%	99.214%
Gansu QLS | Qilian Chengdu
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership interest (in percent)	99.214%	99.214%
Gansu QLS | Jiuquan Qiming Biotechnology Co., Ltd ("Qiming")
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership interest (in percent)	100.00%	100.00%
Gansu QLS | Chengdu QLS and subsidiaries
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership interest (in percent)	79.51%	79.51%
Gansu QLS | Ahan
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership interest (in percent)	100.00%	100.00%
Gansu QLS | Tibet Samen Trading Co., Ltd ("Samen")
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership interest (in percent)	100.00%	100.00%
Gansu QLS | Tibet Cangmen Trading Co., Ltd ("Cangmen")
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership interest (in percent)	100.00%	100.00%
Gansu QLS | Rugao Tianlu Animal Products Co., Ltd ("Rugao")*
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership interest (in percent)	79.51%	79.51%
Gansu QLS | Chongqing Shengfu Biological Technology Co., Ltd ("Chongqing")
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership interest (in percent)	79.51%	79.51%